John Hancock

Preferred Income Fund

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Shares	Value
Preferred securities 120.5% (79.0% of Total investments)		$662,511,304
(Cost $651,861,319)

Communication services 10.2%		56,160,880

Diversified telecommunication services 2.7%
Qwest Corp., 6.125% (A)	30,000	682,800
Qwest Corp., 6.500%	136,705	3,153,784
Qwest Corp., 6.750% (A)	360,000	8,665,200
Qwest Corp., 6.875%	82,495	2,109,397

Wireless telecommunication services 7.5%
Telephone & Data Systems, Inc., 6.625% (A)	233,381	6,364,300
Telephone & Data Systems, Inc., 6.875%	119,781	3,058,009
Telephone & Data Systems, Inc., 7.000% (A)	340,000	8,636,000
United States Cellular Corp., 6.950% (A)(B)	720,000	18,057,600
United States Cellular Corp., 7.250%	205,514	5,433,790

Consumer staples 2.3%		12,512,500

Food and staples retailing 2.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	143,000	12,512,500

Energy 1.0%		5,550,300

Oil, gas and consumable fuels 1.0%
Enbridge, Inc., Series B (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,550,300

Financials 49.5%		272,098,847

Banks 25.4%
Bank of America Corp., 6.500% (A)	115,000	2,957,800
BB&T Corp. (Callable 5-31-19), 5.200% (A)(B)	416,250	10,327,163
BB&T Corp., 5.625% (A)(B)	477,000	12,163,500
Citigroup Capital XIII (3 month LIBOR + 6.370%), 8.949% (D)	309,725	8,384,256
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (A)	318,337	8,821,118
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (D)	300,550	7,904,465
JPMorgan Chase & Co., 5.450% (A)	400,000	10,320,000
JPMorgan Chase & Co., 6.000% (A)	209,000	5,584,480
JPMorgan Chase & Co., 6.100% (A)	122,000	3,200,060
JPMorgan Chase & Co., 6.125% (A)	670,000	17,366,400
JPMorgan Chase & Co., 6.300% (A)	25,000	647,250
MB Financial, Inc., 6.000%	234,293	5,951,042
Regions Financial Corp., 6.375%	138,164	3,539,762
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	5,036,520
The PNC Financial Services Group, Inc., 5.375% (A)	30,000	754,200
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	187,000	4,976,070
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (A)(B)	705,000	18,858,750
Wells Fargo & Company, 6.000% (A)(B)	127,000	3,268,980
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (A)(B)	322,025	8,974,837
Western Alliance Bancorp, 6.250%	21,000	554,400

Capital markets 8.7%
Ares Management Corp., 7.000%	2,525	66,206
Deutsche Bank Contingent Capital Trust II, 6.550%	10,000	250,800
Morgan Stanley, 6.625%	80,000	2,037,600
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	235,000	6,361,450
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,756,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (A)(B)	595,424	16,523,016

2 JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
State Street Corp., 5.250% (A)	155,000	$3,865,700
State Street Corp., 6.000% (A)(B)	580,600	14,898,196
The Goldman Sachs Group, Inc., 6.200%	29,999	821,973

Consumer finance 2.5%
Capital One Financial Corp., 6.200% (A)	237,251	6,175,644
Capital One Financial Corp., 6.700%	54,991	1,419,318
Navient Corp., 6.000% (A)	294,071	6,372,519

Insurance 12.7%
Aegon NV, 6.375% (A)(B)	520,000	13,338,000
Aegon NV, 6.500% (A)	260,000	6,583,200
American International Group, Inc., 5.850%	209,000	5,434,000
Assurant, Inc., 6.500%	15,000	1,560,150
Brighthouse Financial, Inc., 6.600%	229,300	6,055,813
Prudential Financial, Inc., 5.750% (A)	140,000	3,539,200
Prudential PLC, 6.500% (A)	154,500	4,066,440
Prudential PLC, 6.750% (A)	51,000	1,333,650
RenaissanceRe Holdings, Ltd., Series C, 6.080% (A)	25,000	654,743
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (A)	58,227	1,609,977
Unum Group, 6.250%	147,500	3,851,225
W.R. Berkley Corp., 5.625% (A)	879,050	22,046,574

Thrifts and mortgage finance 0.2%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	886,400

Industrials 2.3%		12,478,950

Machinery 2.3%
Stanley Black & Decker, Inc., 5.750% (A)(B)	495,000	12,478,950

Real estate 10.0%		54,953,749

Equity real estate investment trusts 10.0%
American Homes 4 Rent, Series D, 6.500%	90,875	2,403,644
American Homes 4 Rent, Series E, 6.350%	40,000	1,056,000
American Homes 4 Rent, Series F, 5.875%	165,575	4,114,539
American Homes 4 Rent, Series G, 5.875%	144,000	3,592,800
Crown Castle International Corp., 6.875% (A)	8,000	9,216,891
Digital Realty Trust, Inc., 6.350%	922	23,907
Digital Realty Trust, Inc., 6.625%	10,900	291,248
Federal Realty Investment Trust, Series C, 5.000% (A)	110,000	2,648,800
Kimco Realty Corp., 6.000% (A)	389,351	9,846,687
Public Storage, 5.200% (A)	125,000	3,090,000
Public Storage, 5.375% (A)	21,263	527,748
Senior Housing Properties Trust, 5.625% (A)	843,790	18,141,485

Utilities 45.2%		248,756,078

Electric utilities 18.7%
American Electric Power Company, Inc., 6.125%	160,000	8,316,800
Duke Energy Corp., 5.125% (A)	816,525	20,372,299
Duke Energy Corp., 5.750% (A)	240,000	6,244,800
Entergy Louisiana LLC, 5.250% (A)	141,476	3,577,928
HECO Capital Trust III, 6.500%	379,850	9,558,090
Interstate Power & Light Company, 5.100% (A)	170,000	4,333,300
NextEra Energy, Inc., 6.123% (A)	48,450	3,023,280
NSTAR Electric Company, 4.780% (A)	15,143	1,471,597

SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND 3

			Shares	Value
Utilities (continued)
Electric utilities (continued)
PPL Capital Funding, Inc., 5.900% (A)			1,082,439	$27,548,073
SCE Trust II, 5.100% (A)(B)			626,190	13,350,371
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (A)			20,000	488,000
The Southern Company, 6.250% (A)			174,999	4,567,474

Gas utilities 2.9%
South Jersey Industries, Inc., 7.250% (A)(B)			307,100	15,855,573

Multi-utilities 22.8%
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (A)			383,500	10,270,130
CenterPoint Energy, Inc., 7.000%			415,000	22,094,600
CMS Energy Corp., 5.625% (A)			225,000	5,913,000
Dominion Energy, Inc., 6.750% (A)			750,667	37,706,003
DTE Energy Company, 5.250% (A)(B)			407,957	10,313,153
DTE Energy Company, 5.250% (A)			240,000	6,117,600
DTE Energy Company, 6.000% (A)			96,175	2,551,523
DTE Energy Company, 6.500% (A)			79,900	4,459,219
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (A)(B)			272,500	7,030,500
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (A)			344,000	9,074,720
Sempra Energy, 6.000%			38,700	4,136,643
Sempra Energy, 6.750%			53,400	5,742,102

Water utilities 0.8%
Aqua America, Inc., 6.000%			85,000	4,639,300
Common stocks 4.3% (2.8% of Total investments)				$23,724,813
(Cost $27,825,526)

Communication services 0.4%				2,169,800

Diversified telecommunication services 0.4%
CenturyLink, Inc. (A)(B)			190,000	2,169,800

Energy 3.9%				21,555,013

Oil, gas and consumable fuels 3.9%
BP PLC, ADR (A)			41,000	1,792,930
Equitrans Midstream Corp. (A)			402,012	8,373,910
Kinder Morgan, Inc. (A)			573,134	11,388,173

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 27.5% (18.0% of Total investments)				$150,957,322
(Cost $148,544,830)

Communication services 1.4%				7,763,602

Wireless telecommunication services 1.4%
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	7,390,000	7,763,602

Consumer discretionary 2.1%				11,534,535

Automobiles 2.1%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(B)(F)	6.500	09-30-28	11,922,000	11,534,535

Energy 4.8%				26,470,195

Oil, gas and consumable fuels 4.8%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	11,787,000	11,610,195
Energy Transfer Operating LP (3 month LIBOR + 3.018%) (A)(B)(D)	5.754	11-01-66	8,800,000	7,260,000
Energy Transfer Operating LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (A)(B)(F)	6.625	02-15-28	8,000,000	7,600,000

4 JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 14.3%				$78,278,730

Banks 10.9%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (F)	5.875	03-15-28	6,500,000	6,711,250
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	5,000,000	5,168,750
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(B)(F)	7.375	08-19-25	9,200,000	9,947,500
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (F)	6.000	07-06-23	3,500,000	3,535,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (F)	6.375	04-06-24	7,500,000	7,725,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (A)(F)	6.500	03-23-28	8,000,000	8,140,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (F)	5.700	04-15-23	5,000,000	5,012,500
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	7,500,000	7,875,000
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	3,174,000	3,455,693
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(F)	5.900	06-15-24	2,000,000	2,078,000

Capital markets 1.3%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (C)(F)	7.250	09-12-25	2,950,000	3,066,525
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	4,066,000	4,264,218

Consumer finance 0.9%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (F)	5.500	10-30-27	5,000,000	4,843,750

Insurance 1.2%
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(F)	5.875	03-15-28	5,000,000	5,212,500
Prudential Financial, Inc. (5.700% to 9-15-28, then 3 month LIBOR + 2.665%) (A)	5.700	09-15-48	1,200,000	1,243,044

Utilities 4.9%				26,910,260

Electric utilities 1.9%
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76	4,250,000	4,572,448
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (F)	6.250	02-01-22	6,000,000	5,994,420

Multi-utilities 3.0%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(B)(F)	6.125	09-01-23	8,960,000	9,149,952
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (A)(B)	5.750	10-01-54	5,000,000	5,186,000
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) (F)	5.650	06-15-23	2,000,000	2,007,440

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.3% (0.2% of Total investments)				$1,619,000
(Cost $1,619,000)

U.S. Government Agency 0.3%				1,498,000

Federal Agricultural Mortgage Corp. Discount Note	2.350	05-01-19	587,000	587,000
Federal Home Loan Bank Discount Note	2.300	05-01-19	911,000	911,000

SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND 5

	Par value^	Value
Repurchase agreement 0.0%		121,000

Repurchase Agreement with State Street Corp. dated 4-30-19 at 1.300% to be repurchased at $121,004 on 5-1-19, collateralized by $125,000 U.S. Treasury Notes, 2.625% due 7-15-21 (valued at $126,829, including interest)	121,000	121,000

Total investments (Cost $829,850,675) 152.6%		$838,812,439
Other assets and liabilities, net (52.6%)		(289,021,534)
Total net assets 100.0%		$549,790,905

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-19 was $571,689,223. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $207,974,161.
(B)	All or a portion of this security is on loan as of 4-30-19, and is a component of the fund’s leverage under the Credit Facility Agreement.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The fund had the following country composition as a percentage of total investments on 4-30-19:

United States	88.3%
United Kingdom	4.7%
Netherlands	2.4%
Canada	2.4%
France	1.2%
Other countries	1.0%

TOTAL	100.0%

6 JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Jun 2019	$(78,376,755)	$(79,150,000)	$(773,245)
						$(773,245)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

SWAPS

Interest rate swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received		Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD LIBOR BBA	(a)	Semi-Annual	Quarterly	Oct 2022	—	$150,961	$150,961
									—	$150,961	$150,961

(a)	At 4-30-19, the 3 month LIBOR was 2.576%

Derivatives Currency Abbreviations

USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND 7

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Communication services	$56,160,880	$56,160,880	—	—
Consumer staples	12,512,500	—	$12,512,500	—
Energy	5,550,300	5,550,300	—	—
Financials	272,098,847	266,147,805	5,951,042	—
Industrials	12,478,950	12,478,950	—	—
Real estate	54,953,749	45,736,858	9,216,891	—
Utilities	248,756,078	230,695,891	18,060,187	—
Common stocks	23,724,813	23,724,813	—	—
Corporate bonds	150,957,322	—	150,957,322	—
Short-term investments	1,619,000	—	1,619,000	—

Total investments in securities	$838,812,439	$640,495,497	$198,316,942	—

Derivatives:
Assets
Swap contracts	$150,961	—	$150,961	—
Liabilities
Futures	(773,245)	$(773,245)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds

8

could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended April 30, 2019, the fund used futures contracts to manage against anticipated interest rate changes.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended April 30, 2019, the fund used interest rate swaps to manage against anticipated interest rate changes.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

9

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

P8Q3 04/19
This report is for the information of the shareholders of John Hancock Preferred Income Fund.	6/19